Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Other Intangible Assets, Net [Abstract]
Schedule of Other Intangible Assets
	December 31, 2023	December 31, 2022
Cost:
Suppliers’ relationship *	760	-
Customer relationship*	1,032	1,032
Non-competition*	270	270

	2,062	1,302
Accumulated amortization:
Suppliers’ relationship *	64
Customer relationship*	793	758
Non-competition*	127	58

	984	816

Amortized cost	$1,078	$486
(*)	Regarding intangibles acquired as part of business combination transaction during 2023, see Note 3 above.

Schedule of Carrying Amount of Goodwill	The changes in the carrying amount of goodwill for the years ended December 31, 2023 , and 2022 are as follows:
Goodwill
Balance as of January 1 and December 31, 2021	4, 676
Changes during 2022
Acquisition during 2022 (*)	219
Impairment of Goodwill (See Note 2j)	-
Balance as of January 1 and December 31, 2022	4, 895
Changes during 2023
Acquisition during 2023 (*)	-
Impairment of Goodwill (See Note 2j)	-
Balance as of December 31, 2023	$4,895
(*)	Regarding intangibles acquired as part of business combination transaction during 2023, see Note 3 above.